Currency Gains / (Losses)	12 Months Ended
Dec. 31, 2017
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Currency Gains / (Losses)

NOTE 8—CURRENCY GAINS / (LOSSES)

Currency gains and losses, which are included in Income from operations, are as follows:

(in millions of Euros)	Notes	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Included in Revenue	22	2	—	—
Included in Cost of sales		(4)	4	13
Included in Other gains / (losses)—net		(4)	(3)	(50)

Total		(6)	1	(37)

Realized exchange losses on foreign currency derivatives—net	22	(15)	(46)	(37)
Unrealized gains /(losses) on foreign currency derivatives—net	22	17	40	(10)
Exchanges (losses)/gains from the remeasurement of monetary assets and liabilities—net		(8)	7	10

Total		(6)	1	(37)

See NOTE 21—Financial Instruments and NOTE 22—Financial Risk Management for further information regarding the Company’s foreign currency derivatives and hedging activities.

Foreign currency translation reserve

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016
Foreign currency translation reserve at January 1	12	6
Effect of currency translation differences—net	(19)	6

Foreign currency translation reserve at December 31	(7)	12